CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary Shares USD ($) shares	Additional Paid-in Capital USD ($)	Statutory Reserves USD ($)	Retained Earnings USD ($)	Other Comprehensive Loss USD ($)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2017	$ 10,000	$ 2,017,134	$ 529,732	$ 16,070,119	$ 367,729		$ 18,994,714
Balance at the beginning (in shares) at Dec. 31, 2017 | shares	20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				9,192,910			9,192,910
Appropriation to statutory reserve			151,142	(151,142)
Declaration of dividends				(7,269,978)		¥ (50,000,000)	(7,269,978)
Foreign currency translation adjustments					(1,371,911)		(1,371,911)
Balance at the end at Dec. 31, 2018	$ 10,000	2,017,134	680,874	17,841,909	(1,004,182)		19,545,735
Balance at the end (in shares) at Dec. 31, 2018 | shares	20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection from shareholders	$ 200	1,797,531					1,797,731
Capital injection from shareholders (in shares) | shares	400,000
Net income				11,174,576			11,174,576
Foreign currency translation adjustments					(333,548)		(333,548)
Balance at the end at Dec. 31, 2019	$ 10,200	3,814,665	680,874	29,016,485	(1,337,730)		$ 32,184,494
Balance at the end (in shares) at Dec. 31, 2019 | shares	20,400,000					20,400,000	20,400,000
Balance at the beginning (in shares) at Jul. 05, 2019 | shares						102	102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection from shareholders (in shares) | shares						20,397,960	20,397,960
Balance at the end (in shares) at Jul. 06, 2019 | shares						2,040	2,040
Balance at the beginning (in shares) at Dec. 31, 2019 | shares	20,400,000					20,400,000	20,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				6,944,691			$ 6,944,691
Appropriation to statutory reserve			217,259	(217,259)
Foreign currency translation adjustments					2,531,676		2,531,676
Balance at the end at Dec. 31, 2020	$ 10,200	$ 3,814,665	$ 898,133	$ 35,743,917	$ 1,193,946		$ 41,660,861
Balance at the end (in shares) at Dec. 31, 2020 | shares	20,400,000					20,400,000	20,400,000